Basis of Presentation - IFRS 16 Leases (Details)	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020
Minimum
Leases
Incremental interest rate applied to lease liabilities recognised at date of initial application of IFRS 16		2.12%	1.55%
Maximum
Leases
Incremental interest rate applied to lease liabilities recognised at date of initial application of IFRS 16		8.37%	7.21%
Buildings and warehouses | Minimum
Leases
Lease term	10 years
Buildings and warehouses | Maximum
Leases
Lease term	15 years
Donor centers | Minimum
Leases
Lease term	13 years
Donor centers | Maximum
Leases
Lease term	15 years
Computer equipment | Minimum
Leases
Lease term	3 years
Computer equipment | Maximum
Leases
Lease term	5 years
Machinery | Minimum
Leases
Lease term	4 years
Machinery | Maximum
Leases
Lease term	5 years
Vehicles | Minimum
Leases
Lease term	3 years
Vehicles | Maximum
Leases
Lease term	5 years